Borrowings (Tables)	9 Months Ended
Sep. 30, 2019
Borrowings
Schedule of borrowings

	September 30,	December 31,
	2019	2018
	€ 1,000	€ 1,000
Innovation credit	5,164	5,164
Accrued interest on innovation credit	2,915	1,871
Convertible notes	2,473	1,783
Accrued interest on convertible notes	218	568

Total borrowings	10,770	9,386
Current portion	(260)	—
	10,510	9,386